Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
LNG revenues	$ 539,454	$ 0	$ 0
LNG revenues—affiliate	293,957	0	0
Total revenues	833,411	0	0
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	415,746	(32,453)	(342)
Cost of sales—affiliate	6,754	0	0
Operating and maintenance expense	73,785	4,557	5,553
Operating and maintenance expense—affiliate	128,423	1,331	95
Terminal use agreement maintenance expense (recovery)	(543)	18,428	25,677
Terminal use agreement maintenance expense—affiliate	208	400	387
Development expense	126	2,850	9,319
Development expense—affiliate	511	722	1,153
General and administrative expense	7,246	5,637	5,305
General and administrative expense—affiliate	68,070	87,681	71,065
Depreciation and amortization expense	83,238	2,479	967
Total operating costs and expenses	783,564	91,632	119,179
Income (loss) from operations	49,847	(91,632)	(119,179)
Other income (expense)
Interest expense, net of capitalized interest	(185,825)	(36,330)	(23,909)
Loss on early extinguishment of debt	(52,180)	(96,273)	(114,335)
Derivative loss, net	(5,934)	(41,722)	(119,401)
Other income (expense)	627	340	(29)
Total other expense	(243,312)	(173,985)	(257,674)
Net loss	$ (193,465)	$ (265,617)	$ (376,853)